Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Provision for Income Taxes from Continuing Operations

The provision for income taxes from continuing operations for the years ended September 30 consisted of:

(Millions of dollars)	2014	2013	2012
Current:
Federal	$225	$177	$164
State and local, including Puerto Rico	(11)	(4)	10
Foreign	217	179	241

	$431	$352	$415

Deferred:
Domestic	$(59)	$(119)	$(29)
Foreign	(35)	3	(23)

	(94)	(116)	(52)

	$337	$236	$363

Components of Income from Continuing Operations Before Income Taxes

The components of Income From Continuing Operations Before Income Taxes for the years ended September 30 consisted of:

(Millions of dollars)	2014	2013	2012
Domestic, including Puerto Rico	$532	$288	$605
Foreign	990	877	868

	$1,522	$1,165	$1,472

Summary of Gross Amounts of Unrecognized Tax Benefits

The table below summarizes the gross amounts of unrecognized tax benefits without regard to reduction in tax liabilities or additions to deferred tax assets and liabilities if such unrecognized tax benefits were settled. The Company expects no significant increases or decreases in the amount of the unrecognized tax benefits to occur within the next twelve months.

(Millions of dollars)	2014	2013	2012
Balance at October 1	$146	$134	$117
Increase due to current year tax positions	51	80	37
Increase due to prior year tax positions	9	25	2
Decreases due to prior year tax positions	—	—	(3)
Decrease due to settlements and lapse of statute of limitations	(9)	(93)	(19)

Balance at September 30	$197	$146	$134

Deferred Income Taxes

Deferred income taxes at September 30 consisted of:

	2014		2013
(Millions of dollars)	Assets	Liabilities	Assets	Liabilities
Compensation and benefits	$542	—	$478	$—
Property and equipment	—	432	—	468
Loss and credit carryforwards	274	—	278	—
Other	399	222	399	229

	1,216	654	1,155	697
Valuation allowance	(247)	—	(254)	—

	$969	654	$901	$697

Reconciliation of Federal Statutory Tax Rate to Company's Effective Tax Rate

A reconciliation of the federal statutory tax rate to the Company’s effective tax rate was as follows:

	2014	2013	2012
Federal statutory tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal tax benefit	(0.5)	(1.2)	0.2
Effect of foreign and Puerto Rico earnings and foreign tax credits	(11.2)	(9.7)	(8.2)
Effect of Research Credits and Domestic Production Activities,	(1.1)	(3.8)	(1.7)
Other, net	(0.1)	(0.1)	(0.7)

	22.1%	20.2%	24.6%